Lease Arrangements	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
LEASE ARRANGEMENTS	LEASE ARRANGEMENTS
a.Right-of-use assets

	December 31
	2021	2020
Carrying amounts
Land and buildings	$25,582	$29,371
Others	695	550
	$26,277	$29,921

	For the Year Ended December 31
	2021	2020	2019
Additions to right-of-use assets	$9,800	$9,844	$8,335

Depreciation charge for right-of-use assets
Land and buildings	$11,901	$10,681	$8,981
Others	386	385	283
	$12,287	$11,066	$9,264
b.Lease liabilities

	December 31
	2021	2020
Carrying amounts
Current	$11,153	$10,874
Non-current	$15,589	$19,468
As of December 31, 2021 and 2020, the range of discount rate for lease liabilities were both 1.2% to 2.40%.
c.Material lease-in activities and terms
The Company leases certain land, buildings and transportation equipment for the use of plants, offices and business operation with original lease terms of 1 to 10 years. The Company does not have bargain purchase options to acquire the buildings at the end of the lease terms. In addition, the Company is prohibited from subleasing or transferring all or any portion of the underlying assets without the lessor’s consent.
d.Other lease information

	For the Year Ended December 31
	2021	2020	2019
Expenses relating to short-term leases and low-value asset leases	$1,263	$1,112	$795
Total cash outflow for leases	$(14,025)	$(12,603)	$(10,403)
The Company leases certain office equipment and other equipment which qualify as short-term leases and low-value asset leases. The Company has elected to apply the recognition exemption and thus, did not recognize right-of-use assets and lease liabilities for these leases.